SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retirement Benefits (Details) - Qualified Defined Benefit Plan [Member] - US [Member]	12 Months Ended
Jun. 30, 2022
Retirement Benefits [Abstract]
Percentage of employer matching contributions vested	100.00%
First 3% of Employee Contributions
Retirement Benefits [Abstract]
Percentage of matching contributions	100.00%
Percentage of employee contribution	3.00%
Next 2% of Employee Contributions
Retirement Benefits [Abstract]
Percentage of matching contributions	50.00%
Percentage of employee contribution	2.00%